SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		$ 251,110	$ 251,110
Accumulated Depreciation and Amortization		(230,789)	(217,448)
Net Carrying Amount		20,321	33,662
Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		125,546	125,546
Accumulated Depreciation and Amortization		(121,869)	(107,977)
Net Carrying Amount		3,677
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		26,339	26,339
Accumulated Depreciation and Amortization		(19,396)	(24,446)
Net Carrying Amount		6,943
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		62,721	62,721
Accumulated Depreciation and Amortization		(62,721)	(62,721)
Net Carrying Amount
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		23,004	23,004
Accumulated Depreciation and Amortization		(19,897)	(19,897)
Net Carrying Amount		3,107
Software [Member]
Property, Plant and Equipment [Line Items]
Gross Carrying Amount		13,500	13,500
Accumulated Depreciation and Amortization		(6,906)	$ (2,407)
Net Carrying Amount		$ 6,594